Trade Accounts Receivables Factoring Agreement	12 Months Ended
Dec. 31, 2012
Trade Acounts Receivables Factoring Agreement [Abstract]
Trade Acounts Receivables Factoring Agreement
4.	Trade Accounts Receivables Factoring Agreement

In connection with the factoring agreement, renewed on November 14, 2012 and valid until October 17, 2013, the Company transfers ownership of eligible trade accounts receivable to a third-party purchaser without recourse in exchange of cash. Proceeds from the transfer reflect the face value of the account less a discount. The receivables sold pursuant to this factoring agreement are excluded from the trade receivables on the consolidated balance sheets and are reflected as cash provided by operating activities on the consolidated statements of cash flows.

The third-party purchaser has no recourse to the Company's assets for failure of debtors to pay when due. The Company sold $761,194 of trade accounts receivable during the fiscal year 2012, which is net of servicing fees of $1,738 (Note 21).